Convertible notes, net (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) shares	May 31, 2015 USD ($)	Apr. 30, 2017 USD ($) $ / shares shares	Nov. 30, 2014 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 01, 2014 USD ($)	Oct. 03, 2012 USD ($) $ / shares	Apr. 27, 2012 USD ($) $ / shares
Convertible notes, net
Number of shares issued in conversion of Notes (in shares) | shares	40,521,494
Carrying amounts of Notes
Convertible notes, net | ¥								¥ 1,031,154
GM Notes
Convertible notes, net
Denomination of the GM Notes				$ 50,000					$ 25,000
GM Notes | Cordlife Group Limited - listed on Singapore Exchange
Convertible notes, net
Aggregate principal amount				25,000
GM Notes | Magnum
Convertible notes, net
Aggregate principal amount				25,000
Convertible notes
Convertible notes, net
Guaranteed internal rate of return					12.00%
Interest rate	7.00%				7.00%
Debt issuance costs, amortization period					5 years
Carrying amounts of Notes
Cumulative interest payables | ¥								236,389
Less: Unamortized debt issuance costs | ¥								(695)
Convertible notes | KKR Notes
Convertible notes, net
Aggregate principal amount											$ 65,000
Guaranteed internal rate of return					12.00%
Interest rate											7.00%
Proceeds from issuance of convertible notes						$ 65,000
Issuance costs incurred | ¥							¥ 14,260
Conversion price per share | $ / shares											$ 2.838
Carrying amounts of Notes
Principal amount of Notes | ¥								449,608
Convertible notes | GM Notes
Convertible notes, net
Aggregate principal amount										$ 50,000
Guaranteed internal rate of return					12.00%
Interest rate										7.00%
Proceeds from issuance of convertible notes						$ 50,000
Issuance costs incurred | ¥							¥ 4,258
Conversion price per share | $ / shares										$ 2.838
Carrying amounts of Notes
Principal amount of Notes | ¥								¥ 345,852
GMHL | GM Notes
Convertible notes, net
Proceeds from sale of the GM Notes				$ 88,090
GMHL | GM Notes | Cordlife Group Limited - listed on Singapore Exchange
Convertible notes, net
Proceeds from sale of the GM Notes		$ 61,677
GMHL | GM Notes | Magnum
Convertible notes, net
Proceeds from sale of the GM Notes		$ 61,896
GMSC | Convertible notes
Carrying amounts of Notes
Convertible notes, net	$ 0				$ 0
GMSC | Convertible notes | KKR Notes and GM Notes
Convertible notes, net
Conversion amount of Notes			$ 115,000
Conversion price per share | $ / shares			$ 2.838
Number of shares issued in conversion of Notes (in shares) | shares			40,521,494